Employee Benefits (Details 7) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Salaries	$ 284,190,315	$ 242,900,374	$ 243,047,677
Employees’ short-term benefits	48,942,390	36,662,817	39,461,401
Total expenses for short-term employee benefits	333,132,705	279,563,191	282,509,078
Employments termination benefits	23,341,258	19,122,456	12,464,903
Others staff expense	65,620,357	46,858,251	53,747,292
Total (1)	$ 422,094,320	$ 345,543,898	$ 348,721,273